Insurance Subsidiary Financial Information and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Combined Statutory Net Income (Loss)

The tables below include the combined statutory net loss and statutory capital and surplus for our U.S. domiciled insurance subsidiaries:

	Years ended December 31,
(Amounts in millions)	2011	2010	2009
Combined statutory net income (loss):
Life insurance subsidiaries, excluding captive life reinsurance subsidiaries	$(69)	$24	$101
Mortgage insurance subsidiaries	(684)	(925)	(621)

Combined statutory net loss, excluding captive reinsurance subsidiaries	(753)	(901)	(520)
Captive life insurance subsidiaries	(146)	(132)	(154)

Combined statutory net loss	$(899)	$(1,033)	$(674)

Schedule Of Combined Statutory Capital And Surplus

	As of December 31,
(Amounts in millions)	2011	2010
Combined statutory capital and surplus:
Life insurance subsidiaries, excluding captive life reinsurance subsidiaries	$2,294	$2,213
Mortgage insurance subsidiaries	792	1,098

Combined statutory capital and surplus	$3,086	$3,311